SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Property, Plant, and Equipment [Line Items]
Deferred revenue	$ 0	$ 0	$ 0
FDIC limit	250,000		$ 250,000
Cash equivalents	0	0
Cash balances in excess of FDIC limits	0	0
Asset impairments	0
Warrants issued	0	0
Embedded derivatives identified	0	0
Advertising marketing and promotion costs	180,769	179,616
Capital raise promotion costs	$ 29,164	$ 29,610
Convertible Noteholder [Member]
Property, Plant, and Equipment [Line Items]
Stock issued as consideration convertible debt		50,000
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated economic life	3 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated economic life	5 years